Debt - Summary of Components of Interest Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Interest on credit facilities	$ 32,414	$ 23,940	$ 19,861
Interest on Senior Notes	22,489	0	0
Unused fee on Revolving Credit Facility	1,630	2,856	1,947
Amortization of original issue discount	729	1,037	802
Unrealized (gains) losses on interest rate derivatives	(2,251)	(648)	1,539
Letter of credit fees	8	70	108
Other, net	226	0
Interest Income (Expense), Net			(77)
Interest expense, net	55,245	27,255	24,180
Average daily balance outstanding - credit facilities	$ 721,643	$ 597,114	$ 477,656
Effective interest rate - credit facilities	4.50%	4.60%	5.10%